CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	(Accumulated deficits) retained earnings [Member]	Accumulated other comprehensive income (loss)[Member]	AirNet Technology Inc.'s shareholders' equity [Member]	Non-controlling interests [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 128,000	$ 284,726,000	$ (2,351,000)	$ (262,415,000)	$ 31,311,000	$ 51,399,000	$ (37,000,000)	$ 14,399,000
Beginning Balance, shares at Dec. 31, 2018	125,664,777
Share-based compensation	$ 0	161,000	0	0	0	161,000	0	161,000
Foreign currency translation adjustment	0	0	0	0	381,000	381,000	0	381,000
Net income (loss)	0	0	0	(31,477,000)	0	(31,477,000)	(2,427,000)	(33,904,000)
Ending Balance at Dec. 31, 2019	$ 128,000	284,887,000	(2,351,000)	(293,892,000)	31,692,000	20,464,000	(39,427,000)	(18,963,000)
Ending Balance, shares at Dec. 31, 2019	125,664,777
Shares issued for purchase of equipment	$ 24,000	2,507,000	0	0	0	2,531,000	0	2,531,000
Shares issued for purchase of equipment (in shares)	23,876,308
Share-based compensation	$ 0	186,000	0	0	0	186,000	0	186,000
Capital contribution non-controlling	0	1,299,000	0	0	0	1,299,000	150,000	1,449,000
Disposal of subsidiaries	0	0	0	0	0	0	7,375,000	7,375,000
Foreign currency translation adjustment	0	0	0	0	(384,000)	(384,000)	0	(384,000)
Net income (loss)	0	0	0	7,527,000	0	7,527,000	(1,079,000)	6,448,000
Ending Balance at Dec. 31, 2020	$ 152,000	288,879,000	(2,351,000)	(286,365,000)	31,308,000	31,623,000	(32,981,000)	(1,358,000)
Ending Balance, shares at Dec. 31, 2020	149,541,085
Ordinary shares issued for share based compensation	$ 1,000	0	1,203,000	(1,204,000)	0	0	0	0
Ordinary shares issued for share based compensation, shares	1,039,558
Shares issued for purchase of equipment	$ 28,000	8,922,000	0	0	0	8,950,000	0	8,950,000
Shares issued for purchase of equipment (in shares)	28,412,806
Share-based compensation	$ 0	186,000	0	0	0	186,000	0	186,000
Capital contribution non-controlling	0	698,000	0	0	0	698,000	0	698,000
Foreign currency translation adjustment	0	0	0	0	377,000	377,000	0	377,000
Net income (loss)	0	0	0	(17,335,000)	0	(17,335,000)	(452,000)	(17,787,000)
Ending Balance at Dec. 31, 2021	$ 181,000	$ 298,685,000	$ (1,148,000)	$ (304,904,000)	$ 31,685,000	$ 24,499,000	$ (33,433,000)	$ (8,934,000)
Ending Balance, shares at Dec. 31, 2021	178,993,449